Shareholders' Equity - Additional Information (Details) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Jun. 07, 2022	Jun. 30, 2022	Feb. 28, 2021 USD ($) $ / shares shares	Dec. 31, 2022 vote shares	Dec. 31, 2021 shares
Class of Stock [Line Items]
Public offering price per share (in dollars per share) | $ / shares			$ 131.50
Proceeds from follow-on public offering, net of issuance costs | $			$ 1,541,168
Stock issuance costs | $			$ 10,532
Class A Subordinate Voting
Class of Stock [Line Items]
Share split ratio	10	10
Voting rights (in votes per share) | vote				1
Class A Subordinate Voting | IPO
Class of Stock [Line Items]
Issuance of stock (in shares) | shares			11,800,000
Class B Multiple Voting
Class of Stock [Line Items]
Share split ratio	10	10
Voting rights (in votes per share) | vote				10
Voting shares convertible (per share)				1
Founder Share
Class of Stock [Line Items]
Percentage of aggregate voting power of founder share	40.00%
Common shares authorized (in shares) | shares				1	1